UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 126.8%
Corporate - 9.4%	New York City, New York, City IDA, IDR (Japan Airlines Company),
	AMT, 6%, 11/01/15 (a)	$ 5,900	$ 5,907,788
	New York City, New York, City IDA, Special Facility Revenue
	Refunding Bonds (Terminal One Group Association Project), AMT,
	5.50%, 1/01/24	1,500	1,324,410
	New York State Energy Research and Development Authority, Gas
	Facilities Revenue Refunding Bonds (Brooklyn Union Gas
	Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (b)	10,750	9,712,088
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
	5.25%, 6/01/27	4,625	3,843,005
Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
Refunding Bonds (Ogden Martin System Huntington Project), AMT, 6%,
	10/01/10 (c)	8,530	8,829,915
Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6.15%, 10/01/11 (c)	9,170	9,601,265
Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6.25%, 10/01/12 (c)	6,470	6,820,027
			46,038,498
County/City/Special	Buffalo, New York, School, GO, Series D, 5.50%, 12/15/14 (b)(d)	1,250	1,327,425
District/School District -	Buffalo, New York, School, GO, Series D, 5.50%, 12/15/16 (b)(d)	1,500	1,575,090
41.7%	Dutchess County, New York, Resource Recovery Agency Revenue
	Bonds (Solid Waste System-Forward), Series A, 5.40%, 1/01/13 (d)	1,700	1,773,950
Erie County, New York, IDA, School Facility Revenue Bonds (City of
	Buffalo Project), 5.75%, 5/01/20 (a)	1,900	1,995,019
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 4.50%, 2/15/47 (d)	16,275	12,321,314
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (b)	12,150	9,933,962
	Huntington, New York, GO, Refunding, 5.50%, 4/15/12 (c)	460	512,408
	Huntington, New York, GO, Refunding, 5.50%, 4/15/13 (c)	455	515,979
	Ilion, New York, Central School District, GO, Series B, 5.50%,
	6/15/10 (b)(e)	1,675	1,785,332
Nassau Health Care Corporation, New York, Health System Revenue
	Bonds, 5.75%, 8/01/09 (a)(f)	10,830	11,186,848
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/36 (c)	$ 11,800	$ 9,595,878
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/39 (c)	5,250	4,225,410
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 6.375%, 1/01/39 (g)	1,000	1,093,970
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/46 (c)	9,900	7,833,375
New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
Stadium Project), 5%, 3/01/36 (d)	4,650	3,809,792
New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
Stadium Project), 5%, 3/01/46 (b)	12,750	9,996,638
New York City, New York, City Transit Authority, Metropolitan
Transportation Authority, Triborough, COP, Series A, 5.625%,
1/01/12 (c)	1,020	1,052,477
New York City, New York, City Transitional Finance Authority,
Building Aid Revenue Bonds, Series S-1, 5.50%, 7/15/38 (g)	6,000	6,103,500
New York City, New York, City Transitional Finance Authority,
Building Aid Revenue Bonds, Series S-2, 4.25%, 1/15/34 (b)(d)	5,980	5,000,237
New York City, New York, City Transitional Finance Authority,
Building Aid Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(b)	5,000	4,889,600
New York City, New York, City Transitional Finance Authority,
Building Aid Revenue Bonds, Series S-4, 5.50%, 1/15/39	1,500	1,543,050
New York City, New York, City Transitional Finance Authority,
Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	2,000	1,728,280
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series C, 5%, 2/01/33 (b)	12,395	12,446,067
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series E, 5.25%, 2/01/22 (d)	2,500	2,607,375
New York City, New York, City Transitional Finance Authority, Future
Tax Secured, Revenue Refunding Bonds, Series A, 5%,
11/15/26 (b)	1,000	1,012,910
New York City, New York, City Transitional Finance Authority, Future
Tax Secured, Revenue Refunding Bonds, Series D, 5.25%,
2/01/21 (d)	3,000	3,148,920
New York City, New York, GO, Refunding, Series B, 7%,
2/01/18 (c)	70	70,286
New York City, New York, GO, Series B, 5.75%, 8/01/13 (d)	1,280	1,356,531
New York City, New York, GO, Sub-Series C-3, 5.75%, 8/15/28	14,400	15,422,688
New York City, New York, Sales Tax Asset Receivable Corporation
Revenue Bonds, Series A, 5%, 10/15/32 (c)	11,200	11,386,816
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/30 (c)	1,500	1,370,640
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (c)	33,750	29,948,062

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York Convention Center Development Corporation, New York,
	Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (c)	$ 13,470	$ 11,399,257
Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25%,
	11/01/10 (d)(e)	1,000	1,095,460
	North Country, New York, Development Authority, Solid Waste
	Management System, Revenue Refunding Bonds, 6%, 5/15/15 (a)	1,115	1,223,166
	North Hempstead, New York, GO, Refunding, Series B, 6.40%,
	4/01/13 (b)(d)	1,745	2,014,480
	North Hempstead, New York, GO, Refunding, Series B, 6.40%,
	4/01/17 (b)(d)	555	671,572
	Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center
	Project), AMT, Series A, 5%, 1/01/36 (h)	11,500	9,108,115
			204,081,879
Education - 7.2%	Madison County, New York, IDA, Civic Facility Revenue Bonds
	(Colgate University Project), Series A, 5%, 7/01/30 (c)	5,410	5,426,717
	Madison County, New York, IDA, Civic Facility Revenue Bonds
	(Colgate University Project), Series A, 5%, 7/01/35 (c)	2,675	2,632,601
New York City, New York, City IDA, Civic Facility Revenue Refunding
	Bonds (Nightingale-Bamford School), 5.25%, 1/15/18 (c)	1,275	1,342,244
New York City, New York, City IDA, Civic Facility Revenue Refunding
	Bonds (Polytechnic University), 5.25%, 11/01/37 (i)	2,480	1,873,789
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-4, 5.50%, 1/15/33	5,500	5,464,745
	New York City, New York, Trust for Cultural Resources, Revenue
Refunding Bonds (American Museum of Natural History), Series A, 5%,
	7/01/36 (d)	4,250	4,218,465
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Saint Johns University), Series A, 5.25%, 7/01/37	4,000	3,959,040
	New York State Dormitory Authority, Non-State Supported Debt,
	Revenue Refunding Bonds (Mount Sinai School of Medicine of New
	York University), 5%, 7/01/35 (d)	2,100	2,014,089
	New York State Dormitory Authority Revenue Bonds (New York
	University), Series I, 5.50%, 7/01/40	4,580	5,054,076
New York State Dormitory Authority, Revenue Refunding Bonds (City
	University System), Series C, 7.50%, 7/01/10 (b)	1,740	1,792,879
	Rensselaer County, New York, IDA, Civic Facility Revenue Bonds
	(Rensselaer Polytechnic Institute), Series B, 5.50%, 8/01/22 (c)	1,255	1,268,843
			35,047,488
Health - 6.4%	New York City, New York, City IDA, Parking Facility Revenue Bonds
	(Royal Charter Properties Inc.-The New York and Pennsylvania
	Hospital Leasehold Project), 5.75%, 12/15/29 (a)	7,970	8,173,633
	New York State Dormitory Authority, Mortgage Revenue Bonds
	(Montefiore Medical Center), 5%, 8/01/33 (b)(d)(j)	1,500	1,465,260
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bond (Presbyterian Hospital of New York), 5.25%,
	2/15/31 (a)(j)	3,000	3,023,160

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Presbyterian Hospital of New York), 5%,
	8/15/36 (a)(j)	$ 5,000 $	4,876,050
New York State Dormitory Authority Revenue Bonds (Eger Health Care
	and Rehabilitation Center), 6.10%, 8/01/37 (j)	2,905	2,963,274
New York State Dormitory Authority Revenue Bonds (Hudson Valley
	Hospital Center), 5%, 8/15/36 (a)(j)(k)	6,000	6,027,840
New York State Dormitory Authority Revenue Bonds (New York State
	Rehabilitation Association), Series A, 5.25%, 7/01/19 (l)	1,180	1,206,479
New York State Dormitory Authority Revenue Bonds (New York State
	Rehabilitation Association), Series A, 5.125%, 7/01/23 (l)	1,000	1,005,890
New York State Dormitory Authority Revenue Bonds, Series B, 6.50%,
	2/15/11 (d)(e)	1,000	1,099,290
	Oneida County, New York, IDA, Civic Facilities Revenue Bonds
	(Mohawk Valley), Series A, 5.20%, 2/01/13 (a)	1,365	1,382,336
			31,223,212
Housing - 3.0%	Monroe County, New York, IDA, Revenue Bonds (Southview Towers
	Project), AMT, 6.125%, 2/01/20	1,295	1,316,846
	Monroe County, New York, IDA, Revenue Bonds (Southview Towers
	Project), AMT, 6.25%, 2/01/31	1,125	1,130,501
	New York City, New York, City Housing Development Corporation,
	M/F Housing Revenue Bonds, AMT, Series C, 5%, 11/01/26	1,500	1,417,995
	New York City, New York, City Housing Development Corporation,
	M/F Housing Revenue Bonds, AMT, Series C, 5.05%, 11/01/36	2,000	1,719,780
	New York City, New York, City Housing Development Corporation,
	M/F Housing Revenue Bonds, AMT, Series H-1, 4.70%, 11/01/40	1,340	1,112,749
	New York State, HFA, M/F Housing Revenue Bonds (Saint Philips
	Housing), AMT, Series A, 4.65%, 11/15/38 (m)	1,500	1,369,815
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Bonds, AMT, Series 143, 4.90%, 10/01/37	1,000	867,860
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 133, 4.95%, 10/01/21	1,540	1,532,870
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 143, 4.85%, 10/01/27 (d)	2,485	2,284,187
Yonkers, New York, IDA, Revenue Bonds (Monastery Manor associates
	LP Project), AMT, 5.25%, 4/01/37	2,445	2,147,126
			14,899,729
State - 12.0%	New York State Dormitory Authority, Lease Revenue Bonds (State
	University Dormitory Facilities), 5%, 7/01/37 (c)	2,800	2,669,744
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (School District Financing Program), Series A, 5%,
	10/01/35 (a)	550	546,783

	BlackRock MuniYield New York Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (School District Financing Program), Series C, 5%,
	10/01/37 (a)	$ 4,050	$ 4,013,429
	New York State Dormitory Authority, Non-State Supported Debt,
Revenue Refunding Bonds (School District Financing Program), Series
	B, 5%, 4/01/36 (a)	6,000	5,955,840
New York State Dormitory Authority Revenue Bonds (School Districts
	Financing Program), Series E, 5.75%, 10/01/30 (d)	6,900	7,027,857
	New York State Dormitory Authority Revenue Bonds (Upstate
	Community Colleges), Series A, 6%, 7/01/10 (a)(f)	1,070	1,149,030
	New York State Dormitory Authority, Revenue Refunding Bonds
	(School District Financing Program), Series I, 5.75%, 10/01/18 (d)	1,370	1,506,753
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series A, 5%, 3/15/28	1,500	1,543,515
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.75%, 3/15/36	7,850	8,475,410
New York State Dormitory Authority, State Supported Debt Revenue
	Bonds (Mental Health Facilities), Series B, 5.25%, 2/15/14 (f)	1,570	1,820,917
New York State Dormitory Authority, State Supported Debt Revenue
	Bonds (Mental Health Services Facilities), AMT, Series C, 5.40%,
	2/15/33 (a)	6,460	6,049,209
New York State Thruway Authority, Highway and Bridge Trust Fund,
	Second Generation Revenue Bonds, Series B, 5%, 4/01/27	1,500	1,518,450
	New York State Thruway Authority, Second General Highway and
	Bridge Trust Fund Revenue Bonds, Series A, 5%, 4/01/26 (c)	4,380	4,446,357
	New York State Urban Development Corporation, Personal Income
	Tax Revenue Bonds, Series C-1, 5%, 3/15/13 (d)(f)	3,000	3,389,670
	New York State Urban Development Corporation, Personal Income
	Tax Revenue Bonds (State Facilities), Series A-1, 5%,
	3/15/29 (b)(d)	5,000	5,047,050
New York State Urban Development Corporation, Revenue Refunding
	Bonds (Correctional Capital Facilities), Series A, 6.50%,
	1/01/11 (a)	3,190	3,448,613
			58,608,627
Tobacco - 1.8%	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series A-1, 5.25%, 6/01/20 (c)	5,000	5,094,800
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series A-1, 5.25%, 6/01/22 (c)	2,000	2,019,720
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series C-1, 5.50%, 6/01/22	1,900	1,936,803
			9,051,323

	BlackRock MuniYield New York Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Transportation - 31.7%	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund Revenue Bonds, Series A, 5%, 11/15/35 (d)	$ 5,000	$ 4,913,300
	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund, Revenue Refunding Bonds, Series A, 5%, 11/15/30 (d)	6,600	6,591,222
	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund, Revenue Refunding Bonds, Series A, 5%, 11/15/32 (a)	1,015	1,015,954
	Metropolitan Transportation Authority, New York, Revenue Bonds,
	Series C, 6.50%, 11/15/28	3,200	3,531,232
Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.125%, 11/15/22 (b)(d)	1,390	1,407,180
Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.25%, 11/15/31 (b)(d)	2,500	2,496,650
Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.75%, 11/15/32 (a)	29,300	29,975,951
Metropolitan Transportation Authority, New York, Transit Facilities
	Revenue Refunding Bonds, Series C, 5.125%,
	7/01/12 (a)(f)	1,640	1,837,931
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Refunding Bonds, Series F, 5.25%, 11/15/12 (d)(f)	6,235	7,104,471
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Refunding Bonds, Series F, 5%, 11/15/31 (d)	5,000	4,829,400
New York State Thruway Authority, General Revenue Bonds, Series F,
	5%, 1/01/30 (c)	6,000	5,984,280
	New York State Thruway Authority, General Revenue Refunding
	Bonds, Series G, 4.75%, 1/01/29 (a)	7,250	7,149,225
	New York State Thruway Authority, General Revenue Refunding
	Bonds, Series G, 4.75%, 1/01/30 (a)	9,000	8,790,930
	New York State Thruway Authority, General Revenue Refunding
	Bonds, Series H, 5%, 1/01/37 (a)(b)	10,000	9,910,500
	Niagara, New York, Frontier Authority, Airport Revenue Bonds
	(Buffalo Niagara International Airport), Series B, 5.50%,
	4/01/19 (d)	2,705	2,731,698
Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, AMT, 141st Series, 4.50%, 9/01/35 (l)	1,000	804,870
	Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/10 (d)	14,750	15,278,198
	Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/11 (d)	7,175	7,289,370
	Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/13 (d)	4,425	4,466,728
	Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/14 (d)	7,380	7,355,498

	BlackRock MuniYield New York Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.75%, 12/01/22 (d)	$ 10,160	$ 8,418,271
	Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.75%, 12/01/25 (d)	3,500	2,780,610
Triborough Bridge and Tunnel Authority, New York, General Purpose
	Revenue Refunding Bonds, Series Y, 6%, 1/01/12 (d)(e)	1,790	1,923,480
	Triborough Bridge and Tunnel Authority, New York, Subordinate
	Revenue Bonds, 5%, 11/15/28 (c)	2,465	2,489,847
	Triborough Bridge and Tunnel Authority, New York, Subordinate
	Revenue Bonds, Series A, 5.25%, 11/15/30 (d)	6,000	6,079,560
			155,156,356
Utilities - 13.6%	Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series
	F, 6%, 7/01/13 (b)(d)	4,300	4,577,522
	Long Island Power Authority, New York, Electric System Revenue
	Bonds, Series A, 5%, 9/01/29 (c)	7,000	6,825,070
	Long Island Power Authority, New York, Electric System Revenue
	Bonds, Series A, 5%, 9/01/34 (c)	5,000	4,751,750
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 6%, 5/01/33 (g)	1,500	1,616,940
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.75%, 4/01/39 (g)	1,015	1,078,813
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series B, 5%, 12/01/35 (a)	4,000	3,988,160
	New York City, New York, City Municipal Water Finance Authority,
Second General Resolution, Water and Sewer System Revenue Bonds,
	Series FF-2, 5.50%, 6/15/40	2,750	2,892,643
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%,
	6/15/11 (d)(f)	24,650	27,121,409
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 4.25%,
	6/15/39 (a)	500	423,525
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	4,100	4,402,047
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series A,
	5.125%, 6/15/34 (d)	1,250	1,256,912
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series A, 5%,
	6/15/35 (c)	3,500	3,507,560
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series C, 5%,
	6/15/35 (d)	975	977,564

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series F, 5%,
	6/15/29 (a)	$500 $	502,975
	New York State Environmental Facilities Corporation, Special
Obligation Revenue Refunding Bonds (Riverbank State Park), 6.25%,
	4/01/12 (c)	2,700	2,836,161
			66,759,051
	Total Municipal Bonds in New York		620,866,163
Guam - 0.8%
Transportation - 0.8%	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5.25%, 10/01/21 (d)	2,240	2,136,086
	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5.25%, 10/01/22 (d)	2,050	1,935,159
	Total Municipal Bonds in Guam		4,071,245
Puerto Rico - 12.9%
Housing - 0.8%	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	4,000	4,031,480
State - 5.7%	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%,
	7/01/27 (d)	2,000	1,975,860
	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%,
	7/01/28 (d)	4,775	4,678,736
Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (a)	5,000	5,202,350
	Puerto Rico Commonwealth Infrastructure Financing Authority,
Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.62%,
	7/01/31 (b)(n)	22,030	4,194,732
	Puerto Rico Commonwealth Infrastructure Financing Authority,
Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.67%,
	7/01/35 (c)(n)	3,900	547,092
	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax and Capital Appreciation Revenue Bonds, Series A,
	5.028%, 7/01/43 (c)(n)	8,000	624,640
	Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
	Series A, 5.50%, 7/01/20 (d)	2,000	1,951,800
Puerto Rico Convention Center District Authority, Hotel Occupancy
	Tax Revenue Bonds, Series A, 5%, 7/01/31 (c)	4,000	3,158,200
	Puerto Rico Municipal Finance Agency, GO, Series A, 5%,
	8/01/30 (a)	2,000	1,953,780
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (d)(o)	2,850	2,792,544
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (e)	700	771,617
			27,851,351

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Transportation - 3.7%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Bonds, Series Y, 6.25%, 7/01/21	$ 6,275	$ 6,729,436
Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/33 (a)	1,000	994,500
Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (a)	3,750	3,706,913
Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series G, 5.25%, 7/01/13 (b)(f)	655	752,471
Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series G, 5.25%, 7/01/19 (b)	2,265	2,176,824
Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series G, 5.25%, 7/01/21 (b)	345	323,983
Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.75%,
	7/01/12 (f)	3,000	3,363,390
			18,047,517
Utilities - 2.7%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior
	Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (g)	10,980	10,173,848
	Puerto Rico Electric Power Authority, Power Revenue Refunding
	Bonds, Series VV, 5.25%, 7/01/30 (b)(d)	3,000	2,786,280
			12,960,128
	Total Municipal Bonds in Puerto Rico		62,890,476
	Total Municipal Bonds - 140.5%		687,827,884
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (p)
New York - 18.2%
County/City/Special	Erie County, New York, IDA, School Facility Revenue Bonds (City of
District/School District -	Buffalo Project), 5.75%, 5/01/24 (a)	4,238	4,292,625
8.4%	New York City, New York, GO, Series J, 5%, 5/15/23	6,750	6,848,618
	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5.25%, 10/15/27 (c)	13,000	13,455,910
	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5%, 10/15/32 (c)	16,000	16,561,120
			41,158,273
Education - 1.3%	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (New York University), Series A, 5%, 7/01/38	6,498	6,428,793
Transportation - 8.5%	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund Revenue Bonds, Series A, 5%, 11/15/31 (d)	3,901	3,885,332
Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 11/15/30 (a)	8,460	8,486,987
Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, AMT, 137th Series, 5.125%, 7/15/30 (a)	2,500	2,341,375

9

	BlackRock MuniYield New York Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (p)	(000)	Value
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, 5.25%, 11/15/23 (d)	$ 7,000	$ 7,207,830
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, 5%, 11/15/32 (d)	19,677	19,759,232
			41,680,756
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 18.2%		89,267,822
	Total Long-Term Investments
	(Cost - $800,819,945) - 158.7%		777,095,706
	Short-Term Securities	Shares
Money Market Fund - 1.4%	CMA New York Municipal Money Fund, 0.18% (q)(r)	10,104,448	10,104,448
	Total Short-Term Securities
	(Cost - $10,104,448) - 1.4%		10,104,448
	Total Investments (Cost - $819,924,393*) - 150.5%		787,200,154
	Other Assets Less Liabilities - 2.5%		12,322,185
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (10.3)%		(50,294,790)
	Preferred Shares, at Redemption Value - (53.0)%		(259,508,431)
	Net Assets Applicable to Common Shares - 100.0%		$ 489,719,118

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$769,068,989
Gross unrealized appreciation	$13,634,924
Gross unrealized depreciation	(45,567,987)
Net unrealized depreciation	$(31,933,063)

(a) FSA Insured.
(b) FGIC Insured.
(c) AMBAC Insured.
(d) NPFGC Insured.
(e) Security is collateralized by Municipal or US Treasury Obligations.
(f) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g) Assured Guaranty Insured.
(h) XL Capital Insured.
(i) ACA Insured.
(j) FHA Insured.
(k) BHAC Insured.
(l) CIFG Insured.
(m) FNMA Collateralized.
(n) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(o) Commonwealth Guaranteed.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	(3,866,719)	$137,357

(r) Represents the current yield as of report date.

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$10,104,448
Level 2	777,095,706
Level 3	-
Total	$787,200,154

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New York Insured Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: June 19, 2009